Provisions for Other Liabilities and Charges - Summary of Provisions for Other Liabilities and Charges (Detail) £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 99
Exchange differences	(4)
Provisions made during the year	18
Provisions reversed during the year	(13)
Provisions used during the year	(60)
Ending balance	40
Property [member]
Disclosure of other provisions [line items]
Beginning balance	22
Exchange differences	0
Provisions made during the year	6
Provisions reversed during the year	(4)
Provisions used during the year	0
Ending balance	24
Legal and other [member]
Disclosure of other provisions [line items]
Beginning balance	77
Exchange differences	(4)
Provisions made during the year	12
Provisions reversed during the year	(9)
Provisions used during the year	(60)
Ending balance	£ 16